CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - shares shares in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Founder shares released from forfeiture upon exercise of over allotment option		750
Over-Allotment Option [Member]
Founder shares subject to forfeiture	750	750
Common Class B [Member] | Over-Allotment Option [Member]
Founder shares subject to forfeiture	750	750	750